CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₪ in Millions, $ in Millions		Share Capital [Member] ILS (₪) shares		Share Capital [Member] Convenience translation into U.S. dollars [Member] USD ($) shares		Capital surplus [Member] ILS (₪)		Capital surplus [Member] Convenience translation into U.S. dollars [Member] USD ($)		Accumulated earnings [Member] ILS (₪)	Accumulated earnings [Member] Convenience translation into U.S. dollars [Member] USD ($)	Treasury shares [Member] ILS (₪)	Treasury shares [Member] Convenience translation into U.S. dollars [Member] USD ($)	ILS (₪) shares		Convenience translation into U.S. dollars [Member] USD ($)
BALANCE at Dec. 31, 2014 | ₪		₪ 2				₪ 1,102				₪ 286		₪ (351)		₪ 1,039
BALANCE, Shares at Dec. 31, 2014 | shares	[1]	156,072,945
CHANGES DURING THE YEAR ENDED
Total comprehensive income loss for the year | ₪										(36)				(36)
Exercise of options and vesting of restricted shares granted to employees | ₪	[2]
Exercise of options and vesting of restricted shares granted to employees, Shares | shares		14,511
Employee share-based compensation expenses | ₪										17				17
BALANCE at Dec. 31, 2015 | ₪		₪ 2				1,102				267		(351)		₪ 1,020
BALANCE, Shares at Dec. 31, 2015 | shares	[1]	156,087,456												156,087,456
CHANGES DURING THE YEAR ENDED
Total comprehensive income loss for the year | ₪										46				₪ 46
Exercise of options and vesting of restricted shares granted to employees | ₪			[2]			(68)						68			[2]
Exercise of options and vesting of restricted shares granted to employees, Shares | shares		905,881
Employee share-based compensation expenses | ₪										45				45
BALANCE at Dec. 31, 2016		₪ 2		$ 1		1,034		$ 298		358	$ 103	(283)	$ (82)	₪ 1,111		$ 320
BALANCE, Shares at Dec. 31, 2016 | shares	[1]	156,993,337		156,993,337										156,993,337
CHANGES DURING THE YEAR ENDED
Total comprehensive income loss for the year										113	33			₪ 113	[3]	33	[3]
Issuance of shares to shareholders (see note 21)			[2]		[2]	190	[4]	55	[4]					190		55
Issuance of shares to shareholders (see note 21), Shares | shares		10,178,211		10,178,211
Exercise of options and vesting of restricted shares granted to employees			[2]			(60)		(17)				60	17
Exercise of options and vesting of restricted shares granted to employees, Shares | shares		1,072,365		1,072,365
Employee share-based compensation expenses										20	6			20		6
BALANCE at Dec. 31, 2017		₪ 2		$ 1		₪ 1,164		$ 336		₪ 491	$ 142	₪ (223)	$ (65)	₪ 1,434	[3]	$ 414	[3]
BALANCE, Shares at Dec. 31, 2017 | shares		168,243,913	[1]	168,243,913										168,243,913	[1]

[1]	Net of treasury shares.
[2]	Representing an amount of less than 1 million.
[3]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.
[4]	Net of issuance costs.